CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current assets
Intangible assets	€ 3,422	€ 3,904
Property, plant and equipment	2,808	2,911
Derivative financial instruments	6	124
Deferred tax assets	184	259
Other non-current assets	21	20
Total non-current assets	6,441	7,218
Current assets
Inventories	1,128	1,125
Trade and other receivables	1,062	1,164
Derivative financial instruments	13	11
Cash and cash equivalents	654	772
Total current assets	2,857	3,072
TOTAL ASSETS	9,298	10,290
Equity attributable to owners of the parent
Issued capital	22
Share premium	1,090	136
Capital contribution	431	431
Other reserves	(321)	(324)
Retained earnings	(2,370)	(2,313)
Total equity attributable to owners of the parent	(1,148)	(2,070)
Non-controlling interests	1	2
TOTAL EQUITY	(1,147)	(2,068)
Non-current liabilities
Borrowings	6,926	8,142
Employee benefit obligations	831	905
Derivative financial instruments	251	0
Deferred tax liabilities	486	694
Related party borrowings	0	673
Provisions	37	57
Total non-current liabilities	8,531	10,471
Current liabilities
Borrowings	2	8
Interest payable	59	81
Derivative financial instruments	2	8
Trade and other payables	1,658	1,539
Income tax payable	135	182
Provisions	58	69
Total current liabilities	1,914	1,887
TOTAL LIABILITIES	10,445	12,358
TOTAL EQUITY and LIABILITIES	€ 9,298	€ 10,290